Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

January 6, 2023

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Miller Income Fund S000055731 (the “Fund”)

To the Commission:

On behalf of the Trust and the Fund, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:

1: To approve an investment advisory agreement between the Trust, on behalf of the Fund, and Miller Value Partners, LLC.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 414-516-1692 or rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel Spearo
Rachel Spearo
Vice President
U.S. Bancorp Fund Services, LLC